Shareholder’s Deficit (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2025	Sep. 29, 2025	Aug. 28, 2025	Dec. 31, 2022
Shareholder’s Equity [Line Items]
Vote for ordinary shares	one
No par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	200,000,000
cash (in Dollars)					$ 50,000	$ 100,000
Ordinary shares, shares issued	150	150
Ordinary shares, shares outstanding	150	150
Coinshares International Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	66,678,210	66,678,210	66,678,210
Ordinary shares, shares outstanding	65,538,653	65,538,653	66,678,210
Total consideration on repurchased share (in Dollars)	$ 5,300,000	$ 5,300,000	$ 300,000	$ 10,600,000
Number of cancellation shares held in treasury share			1,474,631	200,050
Carrying amount on original issuance (in Dollars)			$ 4,200,000	$ 600,000
Dividend declared (in Dollars per share)		$ 0.39	$ 0.17	$ 0
Dividend paid (in Dollars per share)				$ 0
Public Shares [Member] | Coinshares International Limited [Member]
Shareholder’s Equity [Line Items]
Number of repurchased shares		1,594,706	90,205	1,385,500
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Number of shares exchange for cash					50	100
Ordinary shares, shares outstanding	150	150
Ordinary Shares [Member] | Coinshares International Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares outstanding	66,678,210	66,678,210	66,678,210	68,013,771				68,213,821